Parent Company Information - Summary of Condensed Statements Of Comprehensive Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Expense
Interest expense	₩ 7,675,584	$ 6,090,863	₩ 3,981,306	₩ 4,763,473
Profit before income tax expense	5,795,626	4,599,046	6,081,606	4,779,972
Income tax benefit (expense)	(1,622,387)	(1,287,425)	(1,697,225)	(1,264,394)
Profit for the year	4,173,239	3,311,621	4,384,381	3,515,578
Other comprehensive gain(loss) for the year, net of tax	(3,511,437)	(2,786,457)	222,758	472,270
Total comprehensive income for the year	661,802	$ 525,165	4,607,139	3,987,848
Parent Company
Income
Dividends from subsidiaries	1,871,223		1,617,949	1,573,411
Interest from subsidiaries	17,310		7,897	3,519
Other income	52,777		30,953	22,749
Total income	1,941,310		1,656,799	1,599,679
Expense
Interest expense	112,353		120,469	132,437
Non-interest expense	159,708		99,745	87,876
Total expense	272,061		220,214	220,313
Profit before income tax expense	1,669,249		1,436,585	1,379,366
Income tax benefit (expense)	15,263		2,281	49
Profit for the year	1,684,512		1,438,866	1,379,415
Other comprehensive gain(loss) for the year, net of tax	2,483		(298)	(368)
Total comprehensive income for the year	₩ 1,686,995		₩ 1,438,568	₩ 1,379,047